PP&E - Movements in PP&E (without allowance for obsolescence and impairment of materials and accumulated impairment of others PP&E) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment
At the beginning of the year	$ 5,696,731
Depreciation	(1,533,091)	$ (1,312,898)	$ (1,559,899)
At the end of the period	6,789,118	5,696,731
Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	5,757,248
At the end of the period	6,859,618	5,757,248
PP&E without material | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	14,671,536	14,734,811
Incorporation by acquisitions	1,332,961	17,064
CAPEX	1,351,105	690,552
Currency translation adjustments	69,642	(349,776)
Decreases	(1,296,787)	(428,415)
Transfers and reclassifications	(3,661)	7,300
At the end of the period	16,124,796	14,671,536	14,734,811
Real Estate | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	1,283,733	1,294,638
Incorporation by acquisitions	315,916	699
CAPEX	398	63
Currency translation adjustments	(241)	(10,565)
Decreases	(1,220)	(705)
Transfers and reclassifications	8,084	(397)
At the end of the period	1,606,670	1,283,733	1,294,638
Switching Equipment | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	1,142,872	522,142
Incorporation by acquisitions	29,995	1,608
CAPEX	1,160	1,409
Currency translation adjustments	7,429	(35,523)
Decreases	(1,579)	(47)
Transfers and reclassifications	58,563	653,283
At the end of the period	1,238,440	1,142,872	522,142
Fixed Network and Transportation | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	5,810,040	6,189,888
Incorporation by acquisitions	665,674	9,873
CAPEX	306,122	204,387
Currency translation adjustments	20,539	(78,458)
Decreases	(877,281)	(246,549)
Transfers and reclassifications	313,233	(269,101)
At the end of the period	6,238,327	5,810,040	6,189,888
Mobile Network Access | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	1,522,987	1,447,637
Incorporation by acquisitions	11,857
CAPEX	45,824	39,292
Currency translation adjustments	22,841	(82,455)
Decreases	(50,861)	(57)
Transfers and reclassifications	41,630	118,570
At the end of the period	1,594,278	1,522,987	1,447,637
Tower and Pole | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	340,630	347,392
Incorporation by acquisitions	96,812
CAPEX	102
Currency translation adjustments	1,763	(12,679)
Decreases	(2,455)
Transfers and reclassifications	31,749	5,917
At the end of the period	468,601	340,630	347,392
Power Equipment and Installations | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	576,049	560,533
Incorporation by acquisitions	10,456
CAPEX	10,820	11,428
Currency translation adjustments	6,093	(31,587)
Decreases	(9,308)
Transfers and reclassifications	28,747	35,675
At the end of the period	622,857	576,049	560,533
Computer equipment | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	2,469,340	2,344,325
Incorporation by acquisitions	24,698	169
CAPEX	126,135	128,803
Currency translation adjustments	(352)	(34,717)
Decreases	(15,258)
Transfers and reclassifications	16,059	30,760
At the end of the period	2,620,622	2,469,340	2,344,325
Goods lent to customers at no cost | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	319,251	420,467
Incorporation by acquisitions	17,763	1,133
CAPEX	7,741	10,240
Currency translation adjustments	1,188	(14,082)
Decreases	(70,386)	(171,503)
Transfers and reclassifications	102,243	72,996
At the end of the period	377,800	319,251	420,467
Vehicles | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	188,323	200,167
Incorporation by acquisitions	39,472	364
CAPEX	20,282	1,169
Currency translation adjustments	474	(2,223)
Decreases	(10,579)	(9,418)
Transfers and reclassifications		(1,736)
At the end of the period	237,972	188,323	200,167
Machinery, diverse equipment and tools | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	249,125	247,034
Incorporation by acquisitions	991	60
CAPEX	603	1,338
Currency translation adjustments	(442)	(3,718)
Decreases	(231,125)
Transfers and reclassifications	6,628	4,411
At the end of the period	25,780	249,125	247,034
Other | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	103,378	99,681
Incorporation by acquisitions	645	66
CAPEX	8,514	5,053
Currency translation adjustments	532	(2,398)
Decreases	(297)	(17)
Transfers and reclassifications	2,363	993
At the end of the period	115,135	103,378	99,681
Construction in progress | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	198,714	445,990
Incorporation by acquisitions	43,859	925
CAPEX	289,796	133,705
Currency translation adjustments	4,423	(19,298)
Decreases	(10,037)	(1,062)
Transfers and reclassifications	(189,261)	(361,546)
At the end of the period	337,494	198,714	445,990
Materials | Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	467,094	614,917
Incorporation by acquisitions	74,823	2,167
CAPEX	533,608	153,665
Currency translation adjustments	5,395	(22,073)
Decreases	(16,401)
Transfers and reclassifications	(423,699)	(282,525)
Decreases		943
At the end of the period	$ 640,820	$ 467,094	$ 614,917